Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies

11. Commitments and Contingencies

The Group had the following capital commitments:

June 30,
2021
(in US$’000)
Property, plant and equipment
Contracted but not provided for	44,793

Capital commitments for property, plant and equipment are mainly for construction of a factory in Shanghai. The Group does not have any other significant commitments or contingencies.